Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Distribution [Member]	Dec. 31, 2012 Distribution [Member]	Dec. 31, 2013 Transmission [Member]	Dec. 31, 2012 Transmission [Member]	Dec. 31, 2013 Other Assets [Member]	Dec. 31, 2012 Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 17,938	$ 17,056	$ 16,083	$ 10,055	$ 9,745	$ 6,133	$ 5,482	$ 868	$ 856
Less accumulated depreciation	6,030	5,725	5,407
Net of accumulated depreciation	11,908	11,331	10,676
Construction work in progress	347	556	627
Held for future use	15	15	15
Property, plant and equipment - net	$ 12,270	$ 11,902	$ 11,318
Composite depreciation rate				4.10%		2.80%		9.10%
Avg. life				24 years 7 months 6 days		35 years 9 months 18 days		11 years